Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Banco Popular de Puerto Rico
Condensed Financial Statements, Captions [Line Items]
Statutory Accounting Practices Statutory Amount Available For Dividend Payments With Regulatory Approval		$ 542
Statutory Accounting Practices Statutory Amount Available For Dividend Payments Without Regulatory Approval	$ 525
BPNA To PNA
Condensed Financial Statements, Captions [Line Items]
Cash Dividends Paid To Parent Company By Consolidated Subsidiaries	$ 200